Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Apr. 01, 2016
Basis of financial statements:
Increase to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on December 31	¥ 10,220	¥ 1,340	¥ 6,150
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses	10.00%
Consolidation of Certain Variable Interest Entities [Member] | Investment Funds [Member]
Recently Issued Accounting Pronouncements:
Net increase in the consolidated assets				¥ 628,236
Net increase in the consolidated liabilities				32,254
Noncontrolling Interests [Member] | Consolidation of Certain Variable Interest Entities [Member]
Recently Issued Accounting Pronouncements:
Cumulative effect of change on Equity	¥ 595,982
Noncontrolling Interests [Member] | Consolidation of Certain Variable Interest Entities [Member] | Investment Funds [Member]
Recently Issued Accounting Pronouncements:
Cumulative effect of change on Equity				¥ 595,982
Maximum [Member]
Summary of significant accounting policies:
Original maturity days of transactions classify as cash and cash equivalent	90 days
Minimum [Member]
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | MUAH [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Krungsri [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months